Debt (Narrative) (Detail) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Notes Payable		$ 207,500,000	$ 10,400,000	$ 16,000,000
Interest rate on borrowing			2.20%
Long-term Debt, Fair Value		203,300,000	9,800,000	15,000,000
Proceeds from Issuance of Debt	210,000,000	210,000,000
Line of Credit Facility, Maximum Borrowing Capacity		50,000,000
Letters of credit maximum borrowing capacity		15,000,000
Swing line loan maximum borrowing capacity		15,000,000
Debt Instrument, Maturity Date, Description		The Term Facility has a five-year term, ending May 27, 2019
Letters of Credit Outstanding, Amount		3,200,000
Debt Instrument, Periodic Payment, Principal		525,000
Original issue discount percentage on debt		1.00%
Original issue discount amount on debt		2,100,000
Debt Issuance Cost		9,800,000
Debt Instrument, Covenant Description		3.5 to 1.0 for the fiscal quarters ending September 30, 2014 and December 31, 2014; (ii) 3.0 to 1.0 for the fiscal quarters ending March 31, 2015 and June 30, 2015; and (iii) 2.5 to 1.0 for the fiscal quarters ending on and after September 30, 2015. The Credit Facility also contains customary material adverse effects and cross-default clauses. The cross-default clause is applicable to defaults on other indebtedness in excess of $30.0 million.
ShortTermCommittedFinancingArrangementsMaximumAmount		23,500,000
ShortTermCommittedFinancingArrangementsUnavailableAmountDueToThirdPartyLettersOfCredit		$ 17,500,000
Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Spread over LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.50%
Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%